Lease (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease (Details) [Line Items]
Lease termination losses (in Yuan Renminbi)		¥ 168,722
Minimum [Member]
Lease (Details) [Line Items]
Real estate leases	2 years	2 years
Maximum [Member]
Lease (Details) [Line Items]
Real estate leases	20 years	20 years